Note 10 - Rehabilitation Provisions (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	November 30,	November 30,
	2021	2020
	($)	($)
Balance at the beginning of year	815,828	816,694
Accretion	3,735	13,190
Change in estimate	83,328	(7,036)
Foreign currency translation adjustments	(3,062)	(7,020)
Total	899,829	815,828

Rehabilitation provisions [member]
Statement Line Items [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	November 30,	November 30,
	2021	2020
Undiscounted amount of estimated cash flows (US$)	235,000	235,000
Life expectancy (years)	4	5
Inflation rate	6.90%	1.20%
Discount rate	0.81%	0.36%
	November 30,	November 30,
	2021	2020
Undiscounted amount of estimated cash flows (CAD$)	490,000	490,000
Life expectancy (years)	2	3
Inflation rate	4.90%	0.80%
Discount rate	0.98%	0.29%